Performance Management - Alexis Practical Tactical ETF Series	Sep. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the S&P 500® Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance also is shown for the 35% S&P 500® Index/35% Morningstar Global Market Large Mid GR/30% Bloomberg U.S. Aggregate Bond Index, a blended comparative index that represents the asset classes in which the Fund invests, and the remaining component indexes of the blended index (the Bloomberg US Aggregate Bond Index and the Morningstar Global Market Large Mid GR). The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.lexietf.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the S&P 500® Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance also is shown for the 35% S&P 500® Index/35% Morningstar Global Market Large Mid GR/30% Bloomberg U.S. Aggregate Bond Index, a blended comparative index that represents the asset classes in which the Fund invests, and the remaining component indexes of the blended index (the Bloomberg US Aggregate Bond Index and the Morningstar Global Market Large Mid GR).
Bar Chart [Heading]	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date return as of June 30, 2026 was 14.22%. During the period shown in the bar chart, the best performance for a quarter was 10.92% (for the quarter ended December 31, 2023) and the worst performance was -13.26% (for the quarter ended June 30, 2022).

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	14.22%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	10.92%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(13.26%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Availability Website Address [Text]	www.lexietf.com